Average Annual Total Returns		12 Months Ended	44 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		46.59%	(8.64%)
Performance Inception Date	May 11, 2021
Bitwise Crypto Industry Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		46.09%	(9.16%)
Bitwise Crypto Industry Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		27.61%	(6.57%)
Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		46.04%	(9.25%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	11.72%